Report of Independent Registered
Public Accounting Firm
To the Shareholders and Board of
Trustees
The Private Shares Fund:
	Opinion on the Financial Statements
We have audited the accompanying
statement of assets and liabilities of The
Private Shares Fund (the Fund),
including the schedule of investments,
as of December 31, 2022, the related
statements of operations and cash flows
for the year then ended, the statements
of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
	Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States)
(PCAOB) and are required to be
independent with respect to the Fund in
accordance with the U.S. federal
securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance
with the standards of the PCAOB.
Those standards require that we plan
and perform the audit to obtain
reasonable assurance about whether
the financial statements and financial
highlights are free of material
misstatement, whether due to error or
fraud. Our audits included performing
procedures to assess the risks of
material misstatement of the financial
statements and financial highlights,
whether due to error or fraud, and
performing procedures that respond to
those risks. Such procedures included
examining, on a test basis, evidence
regarding the amounts and disclosures
in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with custodians, issuers of securities, or other appropriate auditing procedures when replies from the issuers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.


We have served as the Fund's auditor
since 2013.
/s/ KPMG LLP
Los Angeles, California
March 1, 2023